REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other gain (loss), net (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Gross unrealized gain on equity investments held			¥ 15,488			¥ 15,488
Gross unrealized loss (including impairment) on equity investments held	¥ (13,825)	$ (2,064)		¥ (48,841)	$ (6,866)
Net realized gain (loss) on equity investments sold	(123)	(18)	5,651	(123)	(17)	5,651
Changes in fair value of purchase consideration in a business acquisition	(14,018)	(2,093)		(21,245)	(2,987)
Total	¥ (27,966)	$ (4,175)	¥ 21,139	¥ (70,209)	$ (9,870)	¥ 21,139